Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Stock Option Activity

Stock option activity during the years ended March 31, 2011, 2012 and 2013 was as follows:

	2011		2012		2013
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	3,060,000	¥4,647	1,948,000	¥3,392	4,888,206	¥1,616
Granted	308,000	2,089	4,033,046	1,399	2,521,000	1,207
Exercised	—	—	—	—	(522,297)	880
Expired	(1,262,000)	5,881	(595,840)	5,302	(592,354)	2,590
Forfeited	(158,000)	5,287	(497,000)	2,396	(589,856)	1,461

Outstanding at end of year	1,948,000	3,392	4,888,206	1,616	5,704,699	1,418

Exercisable at end of year	1,640,000	¥3,636	3,585,206	¥1,648	3,222,699	¥1,580

Schedule Of Weighted Average Fair Value Per Share For Stock Options Granted

These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2011	2012	2013
Expected dividend yield	1.6%	0.4%	1.1%
Risk free interest rate	0.2%	0.5%	0.1%
Volatility	45.4%	49.3%	50.7%
Expected life	3.9 years	3.1 years	3.9 years

Schedule Of Outstanding Stock Options

At March 31, 2013, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥620 - ¥1,529	4,765,961	1,303	3.4 years	2,283,961	1,407	2.8 years
¥1,531 - ¥2,748	938,738	2,002	1.5 years	938,738	2,002	1.5 years

	5,704,699	1,418	3.1 years	3,222,699	1,580	2.4 years